STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net loss for the year	$ (359,999)	$ (40,955)	$ (45,570)
Adjustment to reconcile net income (loss) to net cash provided (used) by operating activities:
Foreign exchange (gain) or loss	7,376	(934)	(7,628)
Loss on note receivable	291,727	0	57,485
Imputed interest income		(19,646)	(63,290)
Changes in non-cash working capital items:
Prepaid expenses and deposits	229	(1,701)	1,490
Accounts payable and accrued liabilities	0	6,045	0
Due to related parties, non-interest bearing	60,667	57,191	57,720
Net cash provided (used) by operating activities			207
INVESTING ACTIVITIES
Proceeds from note receivable	0	0	0
Net cash provided by investing activities	$ 0	0	0
FINANCING ACTIVITIES
Cash transfer to trust account		(226,178)
Net cash provided by financing activities		(226,178)
Increase (Decrease) in cash and cash equivalents		(226,178)	207
Cash and cash equivalents, beginning of year		$ 226,178	225,971
Cash and cash equivalents, end of year			$ 226,178